Subsequent Events	9 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events	Note 12 - Subsequent Events The Company has performed a review of events subsequent to the balance sheet dated September 30, 2011, through the report issuance date.